EARNINGS PER SHARE (Tables)	9 Months Ended
Dec. 31, 2021
EARNINGS PER SHARE
Schedule of earnings (loss) per share

	Three months ended December 31,		Nine months ended December 31,
	2021	2020	2021	2020
BASIC EARNINGS (LOSS) PER SHARE
Profit (loss) from continuing operations available to shareholders	$(139,231)	$(52,327)	$462,117	$(20,385)
Profit (loss) for the period available to shareholders	$(139,231)	$(47,539)	$462,117	$(19,755)
Basic weighted average shares outstanding	48,078,637	48,043,495	48,078,637	26,355,407
Basic earnings (loss) per share from continuing operations available to shareholders	(2.90)	(1.09)	$9.61	$(0.77)
Basic earnings (loss) per share available to shareholders	$(2.90)	$(0.99)	$9.61	$(0.75)

DILUTED EARNINGS (LOSS) PER SHARE
Profit (loss) from continuing operations available to shareholders	$(139,231)	$(52,327)	$462,117	$(20,385)
Adjusted profit (loss) for the period available to shareholders	$(139,231)	$(47,539)	$462,117	$(19,755)
Basic weighted average shares outstanding	48,078,637	48,043,495	48,078,637	26,355,407
Dilutive effect of:
Restricted share grants	—	3,253	—	44,370
Deferred share grants	—	187	—	4,296
Restricted share units	—	17,053	—	5,643
Deferred share units	190,983	164,579	190,983	55,059
Options	650,000	572,283	650,000	192,153
Shares outstanding on a diluted basis	48,919,620	48,800,850	48,919,620	26,656,928
Diluted earnings (loss) from continuing operations per share available to shareholders	(2.90)	(1.09)	$9.45	$(0.77)
Diluted earnings (loss) per share available to shareholders	$(2.90)	$(0.99)	$9.45	$(0.75)